S-K 1603, SPAC Sponsor; Conflicts of Interest	Jul. 28, 2025
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]
Sponsor Information
Our sponsor is a Cayman Islands
limited liability company
, which was recently formed to invest in our company. Although our sponsor is permitted to undertake any activities permitted under the Companies Act and other applicable law, our sponsor’s business is focused on investing in our company. SC SPAC Holdings LLC, a Delaware limited liability company owns 90% of the membership interests of our sponsor, AEXA Sponsor LLC, and 2.5% is owned by each of an affiliate of Steven Trieu, our Chief Executive Officer, and Jeffrey Vignos, our Chief Financial Officer. Mr. Chamath Palihapitiya, our founder, Chairman and a Director, controls SC SPAC Holdings LLC and controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. As of the date of this prospectus, other than SC SPAC Holdings LLC, an affiliate of Steven Trieu, our Chief Executive Officer, and Jeffrey Vignos, our Chief Financial Officer, no other person has a direct or indirect material interest in our sponsor.
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
AEXA Sponsor LLC	12,321,429 Class B ordinary shares, subject to anti-dilution adjustments, including for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like	$25,000 or $0.002 per share

	175,000 private placement shares	$1,750,000 or $10.00 per share

	Up to $2,000,000 in loans	Loans made to us to cover offering related and organizational expenses

	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement shares of the post-business combination entity, at a price of $10.00 per share, at the option of the lender	Working capital loans made to us to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services related to identifying, investigating, negotiating and completing an initial business combination

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
AEXA Sponsor LLC or its affiliates
If applicable in the future, following the closing of this offering, $10,000 per month. The company does not currently expect to enter into an agreement for such services upon the closing of this offering but may do so in the future.
Accounting, bookkeeping, office space, IT support, research, professional, secretarial and administrative services

AEXA Sponsor LLC, members of our management team, advisors and their affiliates	Consulting, success or finder fees in connection with the consummation of our initial business combination	Services in connection with identifying, investigating and completing an initial business combination

AEXA Sponsor LLC or its affiliates	Salary or fee in an amount that constitutes a market standard for comparable transactions in connection with our initial business combination	Services in connection with identifying, investigating and completing an initial business combination
We are not prohibited from paying any fees (including advisory fees), reimbursements or cash payments to our sponsor, officers or directors, or our or their affiliates, for services rendered to us prior to or in connection with the completion of our initial business combination, including payment of consulting, legal, success or finder fees to our independent directors, advisors or their respective affiliates in connection with the consummation of our initial business combination. Additionally, we may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions. Such payments, if made prior to the completion of our initial business combination, will be paid from the net proceeds of this offering and the sale of the private placement shares not held in the trust account, as well as working capital loans from our sponsor to finance transaction costs in connection with an initial business combination.
Because our sponsor acquired the founder shares at a nominal price of $0.002 per share, our public shareholders will incur immediate and substantial dilution upon the closing of this offering, assuming the Class B ordinary shares convert to Class A ordinary shares upon achievement of the share price milestones described herein. Further, if we increase or decrease the size of the offering pursuant to Rule 462(b) under the Securities Act, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders at 30% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the private placement shares). The Class A ordinary shares issuable in connection with the conversion of the founder shares on the terms described herein, and any private placement shares of the post-business combination entity issuable in connection with the conversion of up to $1,500,000 of working capital loans from our sponsor, members of our management team or their affiliates, at a price of $10.00 per share, may result in material dilution to our public shareholders. Such dilution could materially increase to the extent that the anti-dilution provisions of the founder shares, as described above, result in the issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion of the founder shares.
See “
Summary
 —
 The Offering
 —
 Founder shares conversion and anti-dilution rights
.”
In addition, our board of directors is not currently contemplating and does not anticipate approving any share capitalizations in the foreseeable future, except if we increase the size of this offering, in which case we will effect a share capitalization or other appropriate mechanism immediately prior to the consummation of this offering in an amount necessary to maintain the number of founder shares at 30% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the private placement shares), which may result in further material dilution to our public shareholders.
See “
Dividend Policy
.”
See “
Risk Factors
 —
 Risks Relating to our

Securities
 —
 The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline.
” and “
Risk Factors
—
Risks Relating to our Search for, and Consummation of or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the founder shares at a ratio greater than one-to-one
as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks.
”
The founder shares (up to 1,607,143 of which are subject to forfeiture to the extent the over-allotment option is not exercised) will only automatically convert into Class A ordinary shares on or prior to the tenth anniversary of our initial business combination, upon the earlier of (i) our meeting certain share price performance thresholds following the completion of our initial business combination, and (ii) subsequent to the completion of our initial business combination, the date on which a change of control occurs, in each case of clause (i) or clause (ii), on a one-for-one
basis, subject to adjustment, as described in the section entitled “
Description of Securities
”. In the case that additional Class A ordinary shares, or any other equity-linked securities, are issued or deemed issued in excess of the amounts sold in this offering (including pursuant to the underwriter’s over-allotment option) and related to or in connection with the closing of the initial business combination, the ratio at which Class B ordinary shares convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, 30% of the sum of (i) the total number of all ordinary shares outstanding upon the completion of this offering (including any Class A ordinary shares issued pursuant to the underwriter’s over-allotment option but excluding the private placement shares issued to the sponsor), plus (ii) all Class A ordinary shares and equity-linked securities issued or deemed issued, related to or in connection with the closing of the initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent shares issued to our sponsor or any of its affiliates or to our officers or directors upon conversion of working capital loans).
Pursuant to a letter agreement to be entered into with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement shares, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The earlier of (i) one year after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which a change of control occurs. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
	share capitalizations, reorganizations, recapitalizations and the	AEXA Sponsor LLC Chamath Palihapitiya Steven Trieu Jeffrey Vignos	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
like) for any 20 trading days within any
30-trading day
	period commencing at least 150 days after the completion of our initial business combination, the founder shares will be released from the lockup.		immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
event that, subsequent to our consummation of an initial business combination, a change of control occurs; or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement with the company agreeing to be bound by these transfer restrictions.

Private placement shares	30 days after the completion of our initial business combination	AEXA Sponsor LLC	Same as above

Any ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days after the date of this prospectus	AEXA Sponsor LLC Chamath Palihapitiya Steven Trieu Jeffrey Vignos	We, our sponsor and our directors and officers have agreed that we and they will not offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, without the prior written consent of Santander US Capital Markets LLC for a period of 180 days after the date of this prospectus, any ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares, subject to certain customary exceptions. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
to any current or future independent director of the company (as long as such current or future independent director transferee is subject to the letter agreement, filed herewith, or executes an agreement substantially identical to the letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer). Santander US Capital Markets LLC in its sole discretion may release any of the securities subject to these lock-up
agreements at any time without notice.
Up to 1,607,143 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination as determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement shares or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one
as a result of the anti-dilution provisions as set forth therein.
Pursuant to the letter agreement to be entered with us, each of our sponsor, directors and officers have agreed to a lock-up and
restrictions on their ability to transfer, assign, or sell the founder shares and private placement shares. Further, the sponsor membership interests are locked up and not transferable because the letter agreement prohibits indirect transfers.
Our letter agreement may be amended without shareholder approval. Such transfer restrictions have been amended in connection with business combinations for certain other special purpose acquisition companies. While we do not expect our board to approve any amendment to the letter agreement prior to our initial business combination, it may be possible that our board, in exercising its business judgment and subject to its fiduciary duties, chooses to approve one or more amendments to the letter agreement.

SPAC Sponsor, Controlling Persons [Table Text Block]	Mr. Chamath Palihapitiya, our founder, Chairman and a Director, controls SC SPAC Holdings LLC and controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]	As of the date of this prospectus, other than SC SPAC Holdings LLC, an affiliate of Steven Trieu, our Chief Executive Officer, and Jeffrey Vignos, our Chief Financial Officer, no other person has a direct or indirect material interest in our sponsor.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]
Pursuant to a letter agreement to be entered into with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement shares, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The earlier of (i) one year after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which a change of control occurs. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
	share capitalizations, reorganizations, recapitalizations and the	AEXA Sponsor LLC Chamath Palihapitiya Steven Trieu Jeffrey Vignos	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
like) for any 20 trading days within any
30-trading day
	period commencing at least 150 days after the completion of our initial business combination, the founder shares will be released from the lockup.		immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
event that, subsequent to our consummation of an initial business combination, a change of control occurs; or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement with the company agreeing to be bound by these transfer restrictions.

Private placement shares	30 days after the completion of our initial business combination	AEXA Sponsor LLC	Same as above

Any ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days after the date of this prospectus	AEXA Sponsor LLC Chamath Palihapitiya Steven Trieu Jeffrey Vignos	We, our sponsor and our directors and officers have agreed that we and they will not offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, without the prior written consent of Santander US Capital Markets LLC for a period of 180 days after the date of this prospectus, any ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares, subject to certain customary exceptions. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
to any current or future independent director of the company (as long as such current or future independent director transferee is subject to the letter agreement, filed herewith, or executes an agreement substantially identical to the letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer). Santander US Capital Markets LLC in its sole discretion may release any of the securities subject to these lock-up
agreements at any time without notice.

SPAC Sponsor, Conflicts of Interest [Table Text Block]	As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC or venture with which they may become involved.